Property, plant and equipment (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Cost
Property, plant and equipment beginning balance	£ 21
Property, plant and equipment ending balance	43	£ 21
Accumulated depreciation
Property, plant and equipment beginning balance	21
Property, plant and equipment ending balance	43	21
Net book value
Property plant and equipment	43	21
Cost
Cost
Property, plant and equipment beginning balance	39	26
Additions	38	13
Property, plant and equipment ending balance	77	39
Accumulated depreciation
Property, plant and equipment beginning balance	39	26
Property, plant and equipment ending balance	77	39
Net book value
Property plant and equipment	77	39
Accumulated depreciation
Cost
Property, plant and equipment beginning balance	18	10
Property, plant and equipment ending balance	34	18
Accumulated depreciation
Property, plant and equipment beginning balance	18	10
Charge for the year	16	8
Property, plant and equipment ending balance	34	18
Net book value
Property plant and equipment	34	18
Computer hardware
Cost
Property, plant and equipment beginning balance	21
Property, plant and equipment ending balance	43	21
Accumulated depreciation
Property, plant and equipment beginning balance	21
Property, plant and equipment ending balance	43	21
Net book value
Property plant and equipment	43	21
Computer hardware | Cost
Cost
Property, plant and equipment beginning balance	39	26
Additions	38	13
Property, plant and equipment ending balance	77	39
Accumulated depreciation
Property, plant and equipment beginning balance	39	26
Property, plant and equipment ending balance	77	39
Net book value
Property plant and equipment	77	39
Computer hardware | Accumulated depreciation
Cost
Property, plant and equipment beginning balance	18	10
Property, plant and equipment ending balance	34	18
Accumulated depreciation
Property, plant and equipment beginning balance	18	10
Charge for the year	16	8
Property, plant and equipment ending balance	34	18
Net book value
Property plant and equipment	£ 34	£ 18